Net Loss From Continuing Operations - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) From Continuing Operations [Abstract]
Interest income on deposits	$ 2,870	$ 572	$ 775
Others	72	53	114
Finance income	$ 2,942	$ 625	$ 889